VANECK RETAIL ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
China : 2.7%
JD.com, Inc. (ADR) † 220,270 $ 5,691,777
Underline
United States : 97.3%
Amazon.com, Inc. * 223,534 43,197,946
AutoZone, Inc. * 2,568 7,611,809
Bath & Body Works, Inc. 26,346 1,028,811
Best Buy Co., Inc. 21,954 1,850,503
Cardinal Health, Inc. 30,489 2,997,678
Cencora, Inc. 21,481 4,839,669
Costco Wholesale Corp. 22,904 19,468,171
CVS Health Corp. 156,687 9,253,934
Dollar General Corp. 22,020 2,911,705
Dollar Tree, Inc. * 24,600 2,626,542
Lowe's Companies, Inc. 46,414 10,232,430
Lululemon Athletica, Inc. * 14,792 4,418,370
McKesson Corp. 16,074 9,387,859
Number
of Shares Value
United States (continued)
O'Reilly Automotive, Inc. * 8,952 $ 9,453,849
Ross Stores, Inc. 45,552 6,619,617
Sysco Corp. 69,459 4,958,678
Target Corp. 57,911 8,573,144
The Home Depot, Inc. 47,570 16,375,497
The Kroger Co. 94,209 4,703,855
The TJX Companies, Inc. 87,773 9,663,807
Tractor Supply Co. 13,110 3,539,700
Ulta Beauty, Inc. * 6,741 2,601,150
Walgreens Boots Alliance,
Inc. 92,563 1,119,550
Walmart, Inc. 247,797 16,778,335
204,212,609
Total Common Stocks
(Cost: $195,611,009) 209,904,386
Total Investments: 100.0%
(Cost: $195,611,009) 209,904,386
Other assets less liabilities: 0.0% 3,878
NET ASSETS: 100.0% $ 209,908,264
Definitions:
ADR American Depositary Receipt
† Security fully or partially on loan. Total market value of securities on loan is $100,776.
* Non-income producing